Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	000-16509
Entity Registrant Name	CITIZENS, INC.
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0755371
Entity Address, Address Line One	11815 Alterra Pkwy, Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	837-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000024090
Amendment Flag	false